UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Vicki S. Horwitz
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
Gentex Corp.	9,790	$262,078

BANKS - 6.4%
BancorpSouth, Inc.	9,750	$196,365
City National Corp.	5,320	402,564
Commerce Bancshares, Inc.	5,485	244,878
East West Bancorp, Inc.	15,085	512,890
Fulton Financial Corp.	60,280	667,903
New York Community Bancorp, Inc.	12,590	199,803
Valley National Bancorp	13,520	131,009
		$2,355,412

CAPITAL GOODS - 11.1%
AECOM Technology Corp.*	24,340	$821,475
AGCO Corp.	4,305	195,705
Alliant Techsystems, Inc.	4,945	631,180
B/E Aerospace, Inc.*	2,565	215,306
Carlisle Cos., Inc.	10,710	860,870
Esterline Technologies Corp.*	2,090	232,554
Exelis, Inc.	14,955	247,356
Huntington Ingalls Industries, Inc.	2,695	280,846
Terex Corp.	9,900	314,523
URS Corp.	4,580	263,854
Vectrus, Inc.*	831	16,226
		$4,079,895

COMMERCIAL & PROFESSIONAL SERVICES - 7.1%
Deluxe Corp.	17,510	$965,851
Global Payments, Inc.	10,440	729,547
RR Donnelley & Sons Co.	39,460	649,512
Towers Watson & Co. - Class A	2,490	247,755
		$2,592,665

COMMUNICATIONS EQUIPMENT - 0.4%
ARRIS Group, Inc.*	5,010	$142,059

CONSUMER DURABLES & APPAREL - 3.5%
Hanesbrands, Inc.	11,920	$1,280,685

CONSUMER SERVICES - 1.6%
Apollo Education Group, Inc.*	7,635	$192,020
Bally Technologies, Inc.*	1,585	127,910
Cheesecake Factory, Inc. (The)	3,115	141,732
DeVry Education Group, Inc.	2,590	110,878
		$572,540

DIVERSIFIED FINANCIALS - 3.7%
MSCI, Inc.*	12,665	$595,508
Raymond James Financial, Inc.	7,275	389,795
Waddell & Reed Financial, Inc. - Class A	7,275	376,045
		$1,361,348

ENERGY - 5.4%
Cimarex Energy Co.	2,695	$340,999
HollyFrontier Corp.	10,549	460,780
ONEOK, Inc.	10,440	684,342
Patterson-UTI Energy, Inc.	11,390	370,517
Superior Energy Services, Inc.	3,545	116,524
		$1,973,162

FOOD, BEVERAGE & TOBACCO - 0.8%
Ingredion, Inc.	1,750	$132,633
Keurig Green Mountain, Inc.	1,085	141,191
		$273,824

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
Align Technology, Inc.*	2,185	$112,921
Health Net, Inc.*	8,890	409,918
MEDNAX, Inc.*	2,725	149,385
Omnicare, Inc.	7,205	448,583
Universal Health Services, Inc. - Class B	11,115	1,161,517
VCA Antech, Inc.*	4,065	159,876
		$2,442,200

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
Energizer Holdings, Inc.	6,870	$846,453

INDUSTRIAL - 0.7%
Kirby Corp.*	2,055	$242,182

INSURANCE - 5.5%
American Financial Group, Inc.	6,630	$383,811
Everest Re Group, Ltd.	1,080	174,971
HCC Insurance Holdings, Inc.	16,905	816,342
Reinsurance Group of America, Inc.	3,440	275,647
WR Berkley Corp.	7,477	357,401
		$2,008,172

MATERIALS - 8.1%
Albemarle Corp.	5,400	$318,060
Olin Corp.	22,025	556,131
Packaging Corp. of America	12,530	799,665
Rock-Tenn Co. - Class A	7,680	365,414
Silgan Holdings, Inc.	3,300	155,100
Steel Dynamics, Inc.	15,225	344,237
Worthington Industries, Inc.	11,950	444,779
		$2,983,386

MEDIA - 2.8%
John Wiley & Sons, Inc. - Class A	11,650	$653,681
Meredith Corp.	8,825	377,710
		$1,031,391

PHARMACEUTICALS & BIOTECHNOLOGY - 2.1%
Charles River Laboratories International, Inc.*	3,370	$201,324
United Therapeutics Corp.*	4,380	563,487
		$764,811

REAL ESTATE - 5.1%
American Campus Communities, Inc. REIT	5,660	$206,307
Corrections Corp. of America REIT	10,170	349,441
Jones Lang LaSalle, Inc.	3,000	379,020
Omega Healthcare Investors, Inc. REIT	27,550	941,935
		$1,876,703

RETAILING - 4.6%
Advance Auto Parts, Inc.	2,290	$298,387
American Eagle Outfitters, Inc.	8,155	118,411
Big Lots, Inc.	4,245	182,747
Foot Locker, Inc.	19,400	1,079,610
		$1,679,155

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
Skyworks Solutions, Inc.	17,445	$1,012,682

SOFTWARE & SERVICES - 5.3%
Alliance Data Systems Corp.*	2,155	$535,022
Cadence Design Systems, Inc.*	37,515	645,633
Conversant, Inc.*	3,700	126,725
Leidos Holdings, Inc.	7,680	263,654
NeuStar, Inc. - Class A*	15,490	384,617
		$1,955,651

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
Arrow Electronics, Inc.*	11,045	$611,341
Avnet, Inc.	13,135	545,102
Ingram Micro, Inc. - Class A*	7,250	187,123
PTC, Inc.*	5,105	188,374
Tech Data Corp.*	5,975	351,688
Zebra Technologies Corp.*	2,075	147,263
		$2,030,891

TRANSPORTATION - 1.5%
Alaska Air Group, Inc.	12,530	$545,556

UTILITIES - 5.9%
Great Plains Energy, Inc.	15,830	$382,611
IDACORP, Inc.	6,535	350,341
ONE Gas, Inc.	10,336	354,008
UGI Corp.	31,477	1,073,051
		$2,160,011

TOTAL EQUITY INTERESTS - 99.6%
(identified cost, $28,440,804)		$36,472,912

SHORT-TERM INVESTMENTS - 0.3%
Fidelity Government Money Market Fund, 0.01% (1)	98,706	$98,706

TOTAL SHORT-TERM INVESTMENTS - 0.3%
(identified cost, $98,706)		$98,706
TOTAL INVESTMENTS — 99.9%
(identified cost, $28,539,510)		$36,571,618
OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		48,132
NET ASSETS — 100.0%		$36,619,750

REIT — Real Estate Investment Trust
* Non-income producing security.
(1) Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$8,691,797
Gross Unrealized Depreciation		(659,689)
Net Unrealized Appreciation		$8,032,108

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$36,472,912	$-	$-	$36,472,912
Short-Term Investments	-	98,706	-	98,706
Total Investments	$36,472,912	$98,706	$-	$36,571,618

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 100.5%

BANKS - 4.8%
JPMorgan Chase & Co.	14,080	$848,179

CAPITAL GOODS - 10.5%
3M Co.	4,860	$688,565
General Dynamics Corp.	5,080	645,617
Rockwell Automation, Inc.	4,925	541,159
		$1,875,341
CONSUMER DURABLES & APPAREL - 5.2%
Garmin, Ltd.	6,145	$319,479
Polaris Industries, Inc.	465	69,652
VF Corp.	8,160	538,805
		$927,936
DIVERSIFIED FINANCIALS - 3.7%
Affiliated Managers Group, Inc.*	365	$73,131
T. Rowe Price Group, Inc.	7,515	589,176
		$662,307
ENERGY - 10.3%
Chevron Corp.	3,885	$463,558
Halliburton Co.	10,750	693,483
Schlumberger, Ltd.	6,655	676,747
		$1,833,788
FOOD & STAPLES RETAILING - 1.3%
Walgreen Co.	4,045	$239,747

FOOD, BEVERAGE & TOBACCO - 2.1%
Coca-Cola Co. (The)	3,845	$164,028
Monster Beverage Corp.*	2,360	216,341
		$380,369
HEALTH CARE EQUIPMENT & SERVICES - 8.0%
Abbott Laboratories	7,575	$315,044
Humana, Inc.	4,135	538,749
Stryker Corp.	7,115	574,537
		$1,428,330
INSURANCE - 6.9%
Aflac, Inc.	9,985	$581,626
MetLife, Inc.	12,010	645,177
		$1,226,803
MATERIALS - 2.8%
CF Industries Holdings, Inc.	540	$150,779
Monsanto Co.	3,075	345,968
		$496,747
MEDIA - 0.2%
Scripps Networks Interactive, Inc. - Class A	415	$32,407

PHARMACEUTICALS & BIOTECHNOLOGY - 11.3%
Allergan, Inc.	750	$133,642
Amgen, Inc.	5,260	738,820
Gilead Sciences, Inc.*	2,160	229,932
Johnson & Johnson	8,525	908,680
		$2,011,074
RETAILING - 1.7%
TJX Cos., Inc. (The)	5,130	$303,542

SEMICONDUCTOR EQUIPMENT & PRODUCTS - 4.3%
Intel Corp.	21,940	$763,951

SOFTWARE & SERVICES - 12.9%
Google, Inc. - Class A*	200	$117,682
Google, Inc. - Class C*	200	115,472
Intuit, Inc.	955	83,706
MasterCard, Inc. - Class A	1,350	99,792
Microsoft Corp.	20,975	972,401
Oracle Corp.	18,015	689,614
Visa, Inc. - Class A	1,015	216,571
		$2,295,238
TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
Apple, Inc.	5,930	$597,447
QUALCOMM, Inc.	9,775	730,877
		$1,328,324
TELECOMMUNICATION SERVICES - 3.7%
AT&T, Inc.	18,625	$656,345

UTILITIES - 3.4%
NextEra Energy, Inc.	6,480	$608,342

TOTAL EQUITY INTERESTS - 100.5%
(identified cost, $15,019,464)		$17,918,770
TOTAL INVESTMENTS — 100.5%
(identified cost, $15,019,464)		$17,918,770
LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.5)%		(81,194)
NET ASSETS — 100.0%		$17,837,576

* — Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$3,017,285
Gross Unrealized Depreciation		(117,979)
Net Unrealized Appreciation		$2,899,306

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$17,918,770	$-	$-	$17,918,770
Total Investments	$17,918,770	$-	$-	$17,918,770

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2014 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.5%

AUSTRALIA - 3.0%
Australia & New Zealand Banking Group, Ltd.	7,719	$208,849
Commonwealth Bank of Australia	4,085	269,130
CSL, Ltd.	2,492	161,737
Flight Centre Travel Group, Ltd.	3,702	138,486
Seek, Ltd.	10,409	147,647
		$925,849

AUSTRIA - 0.4%
Voestalpine AG	2,978	$117,749

CANADA - 9.8%
Alimentation Couche Tard, Inc., Class B	19,007	$609,047
Canadian Natural Resources, Ltd.	6,761	263,229
Catamaran Corp.*	6,738	284,400
CGI Group, Inc. - Class A*	8,828	298,914
Manulife Financial Corp.	24,041	463,374
Methanex Corp.	6,977	466,736
Toronto-Dominion Bank (The)	12,119	599,362
		$2,985,062
COLOMBIA - 0.6%
Pacific Rubiales Energy Corp.	10,653	$179,020

DENMARK - 1.3%
AP Moeller - Maersk A/S - Class B	169	$401,514

FINLAND - 0.5%
Nokia OYJ	19,173	$163,608

FRANCE - 8.8%
AXA SA	13,361	$329,295
BNP Paribas SA	10,029	665,383
Cie Generale des Etablissements Michelin	2,662	251,132
Orange SA	11,439	172,031
Renault SA	1,352	97,949
Safran SA	1,412	91,647
Societe Generale SA	4,568	233,245
Total SA	10,707	695,893
Vivendi SA	2,733	66,011
Zodiac Aerospace	2,241	71,495
		$2,674,081
GERMANY - 10.2%
Allianz SE	1,510	$244,829
BASF SE	8,795	806,940
Bayer AG	2,357	330,203
Bayerische Motoren Werke AG	2,334	250,675
Continental AG	956	181,935
Daimler AG	4,145	317,993
Deutsche Lufthansa AG	6,598	104,228
Muenchener Rueckversicherungs AG - Class R	1,497	296,049
Siemens AG	1,303	155,334
Volkswagen AG	2,048	425,066
		$3,113,252
GREECE - 0.3%
Dynagas LNG Partners LP	4,135	$97,627

HONG KONG - 0.8%
Cheung Kong Holdings, Ltd.	7,000	$115,298
Hutchison Whampoa, Ltd.	2,000	24,211
Sun Hung Kai Properties, Ltd.	8,000	113,430
		$252,939
IRELAND - 0.5%
Ryanair Holdings PLC*	16,847	$160,551

ITALY - 3.4%
Enel SpA	33,626	$178,493
Eni SpA	15,858	378,015
Intesa Sanpaolo SpA	157,729	479,398
		$1,035,906
JAPAN - 23.2%
ABC-Mart, Inc.	1,900	$96,996
ADEKA Corp.	7,700	101,431
Asahi Kasei Corp.	60,000	487,023
Asics Corp.	4,700	105,873
Bridgestone Corp.	3,700	122,170
Central Japan Railway Co.	2,291	309,414
Daiwa Securities Group, Inc.	16,000	126,737
Fuji Heavy Industries, Ltd.	2,300	76,027
Hitachi Metals, Ltd.	4,000	72,054
Hitachi, Ltd.	12,000	91,618
Hoya Corp.	7,000	235,088
ITOCHU Corp.	46,100	563,143
KDDI Corp.	14,000	841,442
Maeda Road Construction Co., Ltd.	7,000	108,866
Mazda Motor Corp.	14,500	363,376
Meitec Corp.	5,500	163,453
Mitsubishi Corp.	8,300	169,942
Mitsubishi Electric Corp.	8,000	106,514
Mitsubishi UFJ Financial Group, Inc.	26,400	149,262
Murata Manufacturing Co., Ltd.	1,800	204,622
NHK Spring Co., Ltd.	11,100	108,779
Nippon Paint Co., Ltd.	6,000	134,828
Nippon Telegraph & Telephone Corp.	5,900	366,871
Omron Corp.	3,800	172,515
ORIX Corp.	17,600	242,753
Panasonic Corp.	7,900	93,947
Sekisui Chemical Co., Ltd.	13,000	149,086
Sekisui House, Ltd.	5,700	67,135
SoftBank Corp.	1,600	112,151
Sumitomo Corp.	31,500	347,607
Sumitomo Rubber Industries, Ltd.	11,000	156,334
Suzuki Motor Corp.	7,500	248,564
Tokyo Gas Co., Ltd.	10,000	56,201
Toyota Motor Corp.	5,900	347,616
		$7,099,438

NETHERLANDS - 0.3%
Koninklijke Boskalis Westminster NV	1,844	$103,846

NORWAY - 2.9%
Statoil ASA	23,104	$630,232
Yara International ASA	4,865	244,358
		$874,590
SPAIN - 6.6%
Banco Bilbao Vizcaya Argentaria SA	35,198	$424,674
Banco Santander SA	15,633	150,305
Enagas SA	7,711	248,686
Gas Natural SDG SA	19,559	575,941
Grifols SA	3,551	145,519
Iberdrola SA	64,162	459,569
		$2,004,694
SWITZERLAND - 10.5%
Actelion, Ltd.*	5,052	$593,762
Nestle SA	12,775	939,240
Novartis AG	4,374	412,680
Roche Holding AG	583	172,734
Swatch Group AG (The)	1,610	140,865
Swiss Re AG	9,755	777,439
Zurich Insurance Group AG (Inhaberktie)	613	182,713
		$3,219,433
UNITED KINGDOM - 16.0%
AstraZeneca PLC	6,890	$496,103
Aviva PLC	34,303	291,120
BHP Billiton PLC	13,647	379,424
BP PLC	42,003	308,769
GlaxoSmithKline PLC	26,576	608,773
IMI PLC	6,244	124,506
Legal & General Group PLC	215,542	799,836
Rio Tinto PLC	8,967	440,685
Rolls-Royce Holdings PLC	31,980	500,039
Royal Dutch Shell PLC - Class B	5,842	230,802
Tesco PLC	42,904	129,509
Vodafone Group PLC	76,240	252,631
WPP PLC	16,756	336,834
		$4,899,031
UNITED STATES - 0.4%
Southern Copper Corp.	4,481	$132,862

TOTAL EQUITY INTERESTS - 99.5%
(identified cost, $24,749,861)		$30,441,052
TOTAL INVESTMENTS — 99.5%
(identified cost, $24,749,861)		$30,441,052
OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%		146,054
NET ASSETS — 100.0%		$30,587,106

LP — Limited Partnership
PLC — Public Limited Company
* Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$6,424,612
Gross Unrealized Depreciation		(733,421)
Net Unrealized Appreciation		$5,691,191

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$30,441,052	$-	$-	$30,441,052
Total Investments	$30,441,052	$-	$-	$30,441,052

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan, President; Principal Executive Officer

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan, President; Principal Executive Officer

Date:	November 12, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen, Treasurer; Principal Financial Officer

Date:	November 12, 2014